Summary of significant accounting policies, Correction of an Immaterial Error in the Prior Period Financial Statements (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Immaterial corrections reflecting the prior period [Abstract]
Trade receivables	$ 307,753	$ 439,859
Related parties	$ 70,078	71,123
Total		510,982
2022 [member]
Immaterial corrections reflecting the prior period [Abstract]
Trade receivables		471,514
Related parties		39,468
Total		510,982
Correction [member]
Immaterial corrections reflecting the prior period [Abstract]
Trade receivables		(31,655)
Related parties		31,655
Total		$ 0